(Loss) income per share (Tables)	12 Months Ended
Dec. 31, 2021
Statements [Line Items]
Disclosure of earnings per share [Table Text Block]
	Year ended December 31,
	2021	2020

Earnings ($)
Net (loss) income after tax for the year	(68,883)	57,376

Number of shares
Weighted average number of ordinary shares - basic	224,729,084	223,655,880
Effect of dilutive share options	-	1,263,594
Weighted average number of ordinary shares - diluted	224,729,084	224,919,474